SCHEDULE OF FUTURE MINIMUM LEASE PAYMENTS (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies Disclosure [Abstract]
Remaining Year	$ 137,250
2025	503,250	$ 549,000
2026		503,250
Total future minimum lease payments	640,500	1,052,250
Less imputed interest	(11,851)	(30,921)
Maturities of lease liabilities	$ 628,649	$ 1,021,329	$ 1,531,364